Investment securities	12 Months Ended
Dec. 31, 2015
Available For Sale Securities Member
Investment

Note 10 – Investment securities available-for-sale

The following table presents the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities available-for-sale at December 31, 2015 and 2014.

	At December 31, 2015
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$24,861	$335	$-	$25,196	4.31%
After 1 to 5 years	1,149,807	365	1,999	1,148,173	1.03
After 5 to 10 years	9,937	22	-	9,959	1.99
Total U.S. Treasury securities	1,184,605	722	1,999	1,183,328	1.11
Obligations of U.S. Government sponsored entities
After 1 to 5 years	919,819	1,337	4,808	916,348	1.33
After 5 to 10 years	250	1	-	251	5.64
After 10 years	23,000	42	-	23,042	3.22
Total obligations of U.S. Government sponsored entities	943,069	1,380	4,808	939,641	1.38
Obligations of Puerto Rico, States and political subdivisions
After 1 to 5 years	7,227	-	199	7,028	3.94
After 5 to 10 years	5,925	-	2,200	3,725	4.02
After 10 years	18,585	-	6,979	11,606	6.99
Total obligations of Puerto Rico, States and political subdivisions	31,737	-	9,378	22,359	5.74
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	21,446	594	37	22,003	2.81
After 5 to 10 years	44,585	733	-	45,318	2.85
After 10 years	1,518,662	8,137	33,283	1,493,516	1.99
Total collateralized mortgage obligations - federal agencies	1,584,693	9,464	33,320	1,560,837	2.02
Mortgage-backed securities
After 1 to 5 years	22,015	987	8	22,994	4.65
After 5 to 10 years	256,097	4,866	1,197	259,766	2.51
After 10 years	2,039,217	34,839	12,620	2,061,436	2.83
Total mortgage-backed securities	2,317,329	40,692	13,825	2,344,196	2.81
Equity securities (without contractual maturity)	1,350	1,053	5	2,398	7.92
Other
After 1 to 5 years	8,911	-	28	8,883	1.71
After 5 to 10 years	1,311	39	-	1,350	3.62
Total other	10,222	39	28	10,233	1.95
Total investment securities available-for-sale	$6,073,005	$53,350	$63,363	$6,062,992	2.07%

	At December 31, 2014
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
After 1 to 5 years	$698,003	$2,226	$75	$700,154	1.14%
Total U.S. Treasury securities	698,003	2,226	75	700,154	1.14
Obligations of U.S. Government sponsored entities
Within 1 year	42,140	380	-	42,520	1.61
After 1 to 5 years	1,603,245	1,168	9,936	1,594,477	1.26
After 5 to 10 years	67,373	58	2,271	65,160	1.72
After 10 years	23,000	-	184	22,816	3.18
Total obligations of U.S. Government sponsored entities	1,735,758	1,606	12,391	1,724,973	1.31
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	2,765	17	-	2,782	3.83
After 1 to 5 years	1,024	38	-	1,062	8.40
After 5 to 10 years	22,552	2	2,331	20,223	5.82
After 10 years	48,823	40	11,218	37,645	6.22
Total obligations of Puerto Rico, States and political subdivisions	75,164	97	13,549	61,712	6.04
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	3,687	87	-	3,774	2.66
After 5 to 10 years	25,202	985	-	26,187	2.93
After 10 years	1,905,763	13,109	38,803	1,880,069	2.03
Total collateralized mortgage obligations - federal agencies	1,934,652	14,181	38,803	1,910,030	2.04
Mortgage-backed securities
After 1 to 5 years	27,339	1,597	-	28,936	4.68
After 5 to 10 years	147,182	7,314	1	154,495	3.51
After 10 years	676,567	45,047	683	720,931	3.93
Total mortgage-backed securities	851,088	53,958	684	904,362	3.88
Equity securities (without contractual maturity)	1,351	1,271	-	2,622	5.03
Other
After 1 to 5 years	9,277	10	-	9,287	1.69
After 5 to 10 years	1,957	62	-	2,019	3.63
Total other	11,234	72	-	11,306	2.03
Total investment securities available-for-sale	$5,307,250	$73,411	$65,502	$5,315,159	2.04%

The weighted average yield on investment securities available-for-sale is based on amortized cost; therefore, it does not give effect to changes in fair value.

Securities not due on a single contractual maturity date, such as mortgage-backed securities and collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations, mortgage-backed securities and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following table presents the aggregate amortized cost and fair value of investment securities available-for-sale at December 31, 2015 by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$24,861	$25,196
After 1 to 5 years	2,129,225	2,125,429
After 5 to 10 years	318,105	320,369
After 10 years	3,599,464	3,589,600
Total	6,071,655	6,060,594
Equity securities	1,350	2,398
Total investment securities available-for-sale	$6,073,005	$6,062,992

During the year ended December 31, 2015, the Corporation sold U.S. agency securities and obligations from the Puerto Rico government and its political subdivisions. The proceeds from these sales were $ 96.8 million. During the year ended December 31, 2014, the Corporation sold U.S. agency securities, mortgage-backed securities and collateralized mortgage obligations with an approximate amortized cost of $311.1 million. The proceeds from these sales were $ 310.2 million. Gross realized gains and losses on the sale of investment securities available-for-sale, for the years ended December 31, 2015, 2014 and 2013 were as follows:

	Years ended December 31,
(In thousands)	2015	2014	2013
Gross realized gains	$226	$4,461	$2,110
Gross realized losses	(85)	(5,331)	-
Net realized gains (losses) on sale of investment securities available-for-sale	$141	$(870)	$2,110

The following tables present the Corporation’s fair value and gross unrealized losses of investment securities available-for-sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2015, and 2014.

	At December 31, 2015
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$589,689	$1,999	$-	$-	$589,689	$1,999
Obligations of U.S. Government sponsored entities	390,319	2,128	181,744	2,680	572,063	4,808
Obligations of Puerto Rico, States and political
subdivisions	884	164	19,490	9,214	20,374	9,378
Collateralized mortgage obligations - federal agencies	331,501	4,446	814,195	28,874	1,145,696	33,320
Mortgage-backed securities	1,641,663	12,992	22,362	833	1,664,025	13,825
Equity securities	45	5	-	-	45	5
Other	8,883	28	-	-	8,883	28
Total investment securities available-for-sale in an
unrealized loss position	$2,962,984	$21,762	$1,037,791	$41,601	$4,000,775	$63,363

	At December 31, 2014
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$49,465	$75	$-	$-	$49,465	$75
Obligations of U.S. Government sponsored entities	888,325	6,866	429,835	5,525	1,318,160	12,391
Obligations of Puerto Rico, States and political
subdivisions	14,419	3,031	41,084	10,518	55,503	13,549
Collateralized mortgage obligations - federal agencies	539,658	13,774	733,814	25,029	1,273,472	38,803
Mortgage-backed securities	457	4	25,486	680	25,943	684
Total investment securities available-for-sale in an
unrealized loss position	$1,492,324	$23,750	$1,230,219	$41,752	$2,722,543	$65,502

As of December 31, 2015, the available-for-sale investment portfolio reflects gross unrealized losses of approximately $63 million, driven by U.S. Agency collateralized mortgage obligations, mortgage-backed securities and obligations of the Puerto Rico Government and its political subdivisions. As part of its analysis for all U.S. Agencies’ securities, management considers the U.S. Agency guarantee. The portfolio of obligations of the Puerto Rico Government is mostly comprised of securities with specific sources of income or revenues identified for repayments. The Corporation performs periodic credit quality reviews on these issuers.

Management evaluates investment securities for other-than-temporary (“OTTI”) declines in fair value on a quarterly basis. Once a decline in value is determined to be other-than-temporary, the value of a debt security is reduced and a corresponding charge to earnings is recognized for anticipated credit losses. Also, for equity securities that are considered other-than-temporarily impaired, the excess of the security’s carrying value over its fair value at the evaluation date is accounted for as a loss in the results of operations. The OTTI analysis requires management to consider various factors, which include, but are not limited to: (1) the length of time and the extent to which fair value has been less than the amortized cost basis, (2) the financial condition of the issuer or issuers, (3) actual collateral attributes, (4) the payment structure of the debt security and the likelihood of the issuer being able to make payments, (5) any rating changes by a rating agency, (6) adverse conditions specifically related to the security, industry, or a geographic area, and (7) management’s intent to sell the debt security or whether it is more likely than not that the Corporation would be required to sell the debt security before a forecasted recovery occurs. At December 31, 2015, management performed its quarterly analysis of all debt securities in an unrealized loss position.

During the second quarter of 2015, the Corporation recognized an other-than-temporary impairment charge of $14.4 million on its portfolio of investment securities available-for-sale classified as obligations from the Puerto Rico government and its political subdivisions. At June 30, 2015 these securities were rated Caa2 and CCC- by Moody’s and S&P, respectively. Notwithstanding the payment priorities established by the Puerto Rico Constitution for these securities, Puerto Rico’s fiscal and economic situation, together with the Government’s announcements regarding its ability to pay its debt and its intention to pursue a comprehensive debt restructuring, led management to conclude that the unrealized losses on these government securities were other-than-temporary. The Corporation determined that the entire balance of the unrealized loss carried by these securities was attributed to estimated credit losses. Accordingly, the other-than-temporary impairment was recognized in its entirety in the accompanying consolidated statement of operations and no amount remained recognized in the accompanying statement of other comprehensive income related to these specific securities. These securities, for which an other-than-temporary impairment was recorded, were sold during the third quarter of 2015, resulting in a realized gain of $0.1 million. The proceeds from this sale were $26.8 million.

Further negative evidence impacting the liquidity and sources of repayment of the obligations of Puerto Rico and its political subdivisions, could result in a further charge to earnings to recognize estimated credit losses determined to be other-than-temporary. At December 31, 2015, the Corporation did not have the intent to sell debt securities in an unrealized loss position and it is not more likely than not that the Corporation will have to sell the investment securities prior to recovery of their amortized cost basis.

The following table states the name of issuers, and the aggregate amortized cost and fair value of the securities of such issuer (includes available-for-sale and held-to-maturity securities), in which the aggregate amortized cost of such securities exceeds 10% of stockholders’ equity. This information excludes securities backed by the full faith and credit of the U.S. Government. Investments in obligations issued by a state of the U.S. and its political subdivisions and agencies, which are payable and secured by the same source of revenue or taxing authority, other than the U.S. Government, are considered securities of a single issuer.

	2015		2014

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$2,649,860	$2,633,899	$1,746,807	$1,736,987
FHLB	340,119	338,700	737,149	732,894
Freddie Mac	1,088,691	1,079,956	1,117,865	1,112,485

Held To Maturity Securities Member
Investment

Note 11 – Investment securities held-to-maturity

The following tables present the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities held-to-maturity at December 31, 2015 and 2014.

	At December 31, 2015
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$2,920	$-	$291	$2,629	5.90%
After 1 to 5 years	13,655	-	5,015	8,640	5.98
After 5 to 10 years	20,020	-	8,020	12,000	6.14
After 10 years	62,222	3,604	8,280	57,546	2.08
Total obligations of Puerto Rico, States and political subdivisions	98,817	3,604	21,606	80,815	3.55
Collateralized mortgage obligations - federal agencies
After 5 to 10 years	86	5	-	91	5.45
Total collateralized mortgage obligations - federal agencies	86	5	-	91	5.45
Other
After 1 to 5 years	2,000	-	17	1,983	1.81
Total other	2,000	-	17	1,983	1.81
Total investment securities held-to-maturity	$100,903	$3,609	$21,623	$82,889	3.52%

	At December 31, 2014
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$2,740	$-	$8	$2,732	5.84%
After 1 to 5 years	12,830	-	764	12,066	5.95
After 5 to 10 years	21,325	-	6,003	15,322	6.09
After 10 years	64,678	3,342	5,543	62,477	2.22
Total obligations of Puerto Rico, States and political subdivisions	101,573	3,342	12,318	92,597	3.60
Collateralized mortgage obligations - federal agencies
After 5 to 10 years	97	5	-	102	5.45
Total collateralized mortgage obligations - federal agencies	97	5	-	102	5.45
Other
Within 1 year	250	-	-	250	1.33
After 1 to 5 years	1,250	-	-	1,250	1.10
Total other	1,500	-	-	1,500	1.14
Total investment securities held-to-maturity	$103,170	$3,347	$12,318	$94,199	3.57%

Securities not due on a single contractual maturity date, such as collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following table presents the aggregate amortized cost and fair value of investments securities held-to-maturity at December 31, 2015 by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$2,920	$2,629
After 1 to 5 years	15,655	10,623
After 5 to 10 years	20,106	12,091
After 10 years	62,222	57,546
Total investment securities held-to-maturity	$100,903	$82,889

The following tables present the Corporation’s fair value and gross unrealized losses of investment securities held-to-maturity, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2015 and 2014:

	At December 31, 2015
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$-	$-	$33,334	$21,606	$33,334	$21,606
Other	1,483	17	-	-	1,483	17
Total investment securities held-to-maturity in an unrealized
loss position	$1,483	$17	$33,334	$21,606	$34,817	$21,623

	At December 31, 2014
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses

Obligations of Puerto Rico, States and political subdivisions	$373	$2	$45,969	$12,316	$46,342	$12,318
Total investment securities held-to-maturity in an unrealized
loss position	$373	$2	$45,969	$12,316	$46,342	$12,318

As indicated in Note 10 to these consolidated financial statements, management evaluates investment securities for OTTI declines in fair value on a quarterly basis.

The “Obligations of Puerto Rico, States and political subdivisions” classified as held-to-maturity at December 31, 2015 are primarily associated with securities issued by municipalities of Puerto Rico and are generally not rated by a credit rating agency. This includes $57 million of securities issued by three municipalities of Puerto Rico that are payable from the real and personal property taxes collected within such municipalities. These bonds have seniority to the payment of operating cost and expenses of the municipality. The portfolio also includes approximately $42 million in securities for which the underlying source of payment is not the central government, but in which it provides a guarantee in the event of default.

The Corporation performs periodic credit quality reviews on these issuers. The Corporation does not have the intent to sell securities held-to-maturity and it is not more likely than not that the Corporation will have to sell these investment securities prior to recovery of their amortized cost basis.